Share capital - Disclosure of dividends (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Dividend per share	$ 0.235	$ 0.22
Dividend payable	$ 43,493,000	$ 40,574,000
February 23, 2023 [Member]
Disclosure of classes of share capital [line items]
Dividend per share	$ 0.055
Dividend payable	$ 10,160,000
May 10, 2023 [Member]
Disclosure of classes of share capital [line items]
Dividend per share	$ 0.06
Dividend payable	$ 11,103,000
August 9, 2023 [Member]
Disclosure of classes of share capital [line items]
Dividend per share	$ 0.06
Dividend payable	$ 11,109,000
November 8, 2023 [Member]
Disclosure of classes of share capital [line items]
Dividend per share	$ 0.06
Dividend payable	$ 11,121,000
February 24, 2022 [Member]
Disclosure of classes of share capital [line items]
Dividend per share		$ 0.055
Dividend payable		$ 10,167,000
May 12, 2022 [Member]
Disclosure of classes of share capital [line items]
Dividend per share		$ 0.055
Dividend payable		$ 10,177,000
August 9, 2022 [Member]
Disclosure of classes of share capital [line items]
Dividend per share		$ 0.055
Dividend payable		$ 10,109,000
November 9, 2022 [Member]
Disclosure of classes of share capital [line items]
Dividend per share		$ 0.055
Dividend payable		$ 10,121,000